Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000014476
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	8.66%	0.18%	1.89%
C000038314
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.58%	0.08%	1.60%
C000014478
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000081142
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	10.33%	1.06%	2.72%
C000081143
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	12.19%	0.95%	2.46%
C000081144
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000243098
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000014476
Average Annual Return [Line Items]
Average Annual Return, Percent	12.36%	0.84%	2.22%
Without Sales Load [Member] | C000038314
Average Annual Return [Line Items]
Average Annual Return, Percent	11.58%	0.08%	1.60%
Without Sales Load [Member] | C000014478
Average Annual Return [Line Items]
Average Annual Return, Percent	12.66%	1.10%	2.47%
Without Sales Load [Member] | C000081142
Average Annual Return [Line Items]
Average Annual Return, Percent	14.03%	1.73%	3.06%
Without Sales Load [Member] | C000081143
Average Annual Return [Line Items]
Average Annual Return, Percent	13.19%	0.95%	2.46%
Without Sales Load [Member] | C000081144
Average Annual Return [Line Items]
Average Annual Return, Percent	14.32%	1.96%	3.32%
Without Sales Load [Member] | C000243098
Average Annual Return [Line Items]
Average Annual Return, Percent	14.39%	1.98%	3.33%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.38%	2.51%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.38%	2.51%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.38%	2.51%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%	0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%	0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%	0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%	0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%